United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    03/31/99

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          April 28, 1999

Report Type (Check only one):

[  X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      40
Form 13F Information Table Value Total:      $102,316
                                          (thousands)
List of Other Included Managers:  NONE


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
                           FORM 13F INFORMATION TABLE
                       AS OF MARCH 31, 1999 (SEC USE ONLY)
               NAME OF REPORTING MANAGER: Cortland Associates, Inc.


                                                                             Item 6:
                                                 Item 4:      Item 5:  INVESTMENT DISCRETION
                         Item 2:    Item 3:      FAIR       SHARES OR     SHARED AS          Item 7:           Item 8:
Item 1:                  TITLE OF   CUSIP        MARKET     PRINCIPAL  DEFINED IN SHARED    MANAGERS       VOTING AUTHORITY
NAME OF ISSUER           CLASS      NUMBER       VALUE        AMOUNT  SOLE  INST.V  OTHER  SEE INSTR.V   SOLE  SHARED  NONE

ACXIOM CORP              Common     005125109  $5,407,325      204,050  X                                2,925   44,200    156,925

ADIDAS-SALOMON AG        Common     D0065L101  $1,764,425       19,825  X                                  450    2,450     16,925

ANHEUSER-BUSCH COS       Common     035229103    $731,714        9,612  X                                                    9,612

BANKAMERICA              Common     638585109    $395,076        5,594  X                                                    5,594

BARRETT RESOURCES        Common     068480201    $260,525       10,395  X                                                   10,395

CENTERPOINT PROPERTIES   Common     151895109    $201,563        6,450  X                                                    6,450

CHATEAU COMMUNITIES      Common     161726104    $884,059       32,148  X                                                   32,148

COMPX INTL               Common     20563P101  $4,177,538      327,650  X                                4,550   74,825    248,275

DEVON ENERGY CO          Common     251799102  $5,204,241      188,816  X                                2,910   38,466    147,440

AMERITECH CORP           Common     030954101    $342,754        5,948  X                                                    5,948

FOREMOST CORP OF AMER    Common     345469100 $42,118,426    2,092,841  X                               28,200  417,450  1,647,191

BELL ATLANTIC            Common     077853109    $372,512        7,207  X                                                    7,207

GENERAL ELEC             Common     369604103    $602,906        5,450  X                                                    5,450

HARTE-HANKS COMM INC     Common     416196103    $517,471       18,860  X                                  350              18,510

IMC GLOBAL INC           Common     449669100  $4,616,876      225,902  X                                3,381   54,435    168,086

INFOUSA INC CL           Common     456818202    $134,241       31,586  X                                  960      100     30,526
INFOUSA INC CL B         Common     456818103    $734,337      163,186  X                                1,760   27,800    133,626

INTL SPEEDWAY CORP CL B  Common     460335102    $949,500       18,000  X                                                   18,000

MA HANNA CO              Common     410522106    $702,676       54,843  X                                  632   19,037     35,174

BELLSOUTH CORP           Common     079860102    $350,948        8,760  X                                                    8,760

NAVIGATORS GROUP INC     Common     638904102  $3,443,748      245,982  X                                4,345   61,300    180,337

PAXAR CORP               Common     704227107  $4,457,703      599,355  X                                8,264  158,327    432,764

PRAXAIR INC              Common     74005P104    $267,043        7,405  X                                   75               7,330

REINSURANCE GROUP
   OF AMERICA            Common     759351109    $511,984       12,029  X                                         1,425     10,604

SCHLUMBERGER LTD         Common     806857108  $5,075,210       84,323  X                                1,889   15,049     67,385

WEST TELESERVICES CORP   Common     956188106  $3,507,355      412,630  X                                3,975  121,500    287,155

WILLIAMS CO INC          Common     969457100  $4,863,951      123,138  X                                2,074   10,300    110,764

ZEBRA TECHNOLOGIES CL A  Common     989207105  $2,056,513       86,590  X                                2,375   25,055     59,160

LUCENT TECHNOLOGIES      Common     549463107   $329,616         3,052  X                                                    3,052

MOBIL CORP               Common     607059102   $345,928         3,931  X                                                    3,931

PROGRESSIVE CORP         Common     743315103   $215,250         1,500  X                                                    1,500

JOHNSON & JOHNSON        Common     478160104   $261,800         2,800  X                                                    2,800

MATTEL INC               Common     577081102 $4,545,982       182,295  X                                2,500   45,000    134,795

MC DONALD'S              Common     580135101   $281,844         6,220  X                                                    6,220

MERCK & CO INC           Common     589331107   $205,527         2,565  X                                                    2,565

NORSK HYDRO              Common     656531605   $229,169         5,676  X                                                    5,676

SBC COMMUNICATIONS       Common     78387G103   $370,233         7,846  X                                                    7,846

SOLUTIA INC              Common     834376105   $393,318        22,637  X                                                   22,637

TEXACO INC               Common     881694103   $275,238         4,850  X                                                    4,850

SOURCE CAPITAL FPD $2.40 PFD        836144204   $209,475         7,350  X                                                    7,350

TOTAL COMMON STOCK FMV                      $102,106,525

TOTAL PFD STOCK                                 $209,475

TOTAL FMV COMMON & PFD                      $102,316,000



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